Summary of Significant Accounting Policies - Collaborative Agreements (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Income (loss) from collaborative agreements	$ 21	$ 1